Lease - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Leases [Abstract]
Gain on termination of right-of-use assets	¥ 5,923	$ 834	¥ 7,215	¥ 0